Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

September 30, 2022

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 81.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,258,983	$11,241,940
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	1,840,019	15,178,529
Janus Henderson Asia Equity Fund - Class N Shares	630,751	5,442,503
Janus Henderson Contrarian Fund - Class N Shares	680,383	14,272,406
Janus Henderson Emerging Markets Fund - Class N Shares	2,232,959	17,347,275
Janus Henderson Enterprise Fund - Class N Shares	104,925	12,844,944
Janus Henderson European Focus Fund - Class N Shares	179,049	5,755,444
Janus Henderson Forty Fund - Class N Shares	191,065	6,851,320
Janus Henderson Global Equity Income Fund - Class N Shares	2,128,889	11,217,660
Janus Henderson Global Real Estate Fund - Class N Shares	443,076	4,700,424
Janus Henderson Global Research Fund - Class N Shares	94,503	7,032,050
Janus Henderson Global Select Fund - Class N Shares	602,640	8,508,571
Janus Henderson Growth and Income Fund - Class N Shares	100,208	6,002,220
Janus Henderson Overseas Fund - Class N Shares	335,851	11,327,685
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	1,160,727	13,254,428
Janus Henderson Triton Fund - Class N Shares	443,166	10,926,971
		161,904,370
Fixed Income Funds – 18.2%
Janus Henderson Flexible Bond Fund - Class N Shares	388,919	3,605,210
Janus Henderson Global Bond Fund - Class N Shares	2,764,367	20,536,547
Janus Henderson High-Yield Fund - Class N Shares	863,206	5,834,663
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	2,182,396	6,110,630
		36,087,050
Total Investments (total cost $223,182,402) – 100.0%		197,991,420
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(7,151)
Net Assets – 100%		$197,984,269

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/22
Investment Companies - 100.0%
Equity Funds - 81.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$(22,185)	$-	$(405,674)	$11,241,940
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	-	(41,836)	-	(1,005,257)	15,178,529
Janus Henderson Asia Equity Fund - Class N Shares	-	(27,147)	-	(904,039)	5,442,503
Janus Henderson Contrarian Fund - Class N Shares	-	(61,908)	-	(1,079,572)	14,272,406
Janus Henderson Emerging Markets Fund - Class N Shares	-	(83,371)	-	(2,271,114)	17,347,275
Janus Henderson Enterprise Fund - Class N Shares	-	(52,071)	-	(482,470)	12,844,944
Janus Henderson European Focus Fund - Class N Shares	-	(28,603)	-	(663,085)	5,755,444
Janus Henderson Forty Fund - Class N Shares	-	(1,287)	-	(343,169)	6,851,320
Janus Henderson Global Equity Income Fund - Class N Shares	238,669	(42,984)	-	(1,462,749)	11,217,660
Janus Henderson Global Real Estate Fund - Class N Shares	17,004	(8,442)	-	(650,428)	4,700,424
Janus Henderson Global Research Fund - Class N Shares	-	(25,180)	-	(431,390)	7,032,050
Janus Henderson Global Select Fund - Class N Shares	-	(15,791)	-	(653,657)	8,508,571
Janus Henderson Growth and Income Fund - Class N Shares	24,023	(778)	-	(358,892)	6,002,220
Janus Henderson Overseas Fund - Class N Shares	-	(12,134)	-	(1,184,125)	11,327,685
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	-	(27,375)	-	(421,300)	13,254,428
Janus Henderson Triton Fund - Class N Shares	-	(43,766)	-	(525,097)	10,926,971
Total Equity Funds	$279,696	$(494,859)	$-	$(12,842,018)	$161,904,370
Fixed Income Funds - 18.2%
Janus Henderson Flexible Bond Fund - Class N Shares	27,444	(2,131)	-	(188,506)	3,605,210
Janus Henderson Global Bond Fund - Class N Shares	105,207	(95,505)	-	(1,706,083)	20,536,547
Janus Henderson High-Yield Fund - Class N Shares	90,609	(18,950)	-	(180,103)	5,834,663
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	37,331	(6,452)	-	(80,814)	6,110,630
Total Fixed Income Funds	$260,591	$(123,038)	$-	$(2,155,506)	$36,087,050
Total Affiliated Investments - 100.0%	$540,287	$(617,898)	$-	$(14,997,524)	$197,991,420

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 9/30/22
Investment Companies - 100.0%
Equity Funds - 81.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	11,813,103	47,881	(191,185)	11,241,940
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	16,426,755	68,277	(269,410)	15,178,529
Janus Henderson Asia Equity Fund - Class N Shares	6,448,127	24,803	(99,241)	5,442,503
Janus Henderson Contrarian Fund - Class N Shares	15,605,147	65,207	(256,468)	14,272,406
Janus Henderson Emerging Markets Fund - Class N Shares	19,934,573	77,810	(310,623)	17,347,275
Janus Henderson Enterprise Fund - Class N Shares	13,547,670	57,588	(225,773)	12,844,944
Janus Henderson European Focus Fund - Class N Shares	6,524,232	26,671	(103,771)	5,755,444
Janus Henderson Forty Fund - Class N Shares	7,287,227	31,469	(122,920)	6,851,320
Janus Henderson Global Equity Income Fund - Class N Shares	12,632,864	288,925	(198,396)	11,217,660
Janus Henderson Global Real Estate Fund - Class N Shares	5,407,059	39,239	(87,004)	4,700,424
Janus Henderson Global Research Fund - Class N Shares	7,581,576	31,875	(124,831)	7,032,050
Janus Henderson Global Select Fund - Class N Shares	9,290,151	38,069	(150,201)	8,508,571
Janus Henderson Growth and Income Fund - Class N Shares	6,417,135	51,066	(106,311)	6,002,220
Janus Henderson Overseas Fund - Class N Shares	12,673,220	50,867	(200,143)	11,327,685
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	13,875,277	58,924	(231,098)	13,254,428
Janus Henderson Triton Fund - Class N Shares	11,640,160	49,220	(193,546)	10,926,971
Fixed Income Funds - 18.2%
Janus Henderson Flexible Bond Fund - Class N Shares	3,814,163	42,599	(60,915)	3,605,210
Janus Henderson Global Bond Fund - Class N Shares	22,498,332	193,765	(353,962)	20,536,547
Janus Henderson High-Yield Fund - Class N Shares	6,017,076	115,445	(98,805)	5,834,663
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	6,235,954	62,076	(100,134)	6,110,630

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$161,904,370	$-	$-
Fixed Income Funds	36,087,050	-	-
Total Assets	$197,991,420	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70268 11-22